CTIVP® – TCW Total Return Bond Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 8.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Adagio IV CLO Ltd.(b),(c)
Series 2025IV-A Class BRRR
3-month EURIBOR + 2.050% Floor 2.050% 07/15/2038	0.000%	EUR	4,000,000	4,605,336
Aligned Data Centers Issuer LLC(b)
Series 2021-1A Class A2
08/15/2046	1.937%		7,600,000	7,522,385
Series 2022-1A Class A2
10/15/2047	6.350%		6,150,000	6,126,620
Allegro CLO X Ltd.(b),(c)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	4.798%		2,201,810	2,202,062
AMMC CLO Ltd.(b),(c)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.218%		9,100,000	9,102,748
Avis Budget Rental Car Funding AESOP LLC(b)
Subordinated Series 2021-2A Class C
02/20/2028	2.350%		3,850,000	3,784,388
Bain Capital Credit CLO Ltd.(b),(c)
Series 2020-2A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 07/19/2034	4.646%		7,300,000	7,292,766
Series 2024-6A Class A1R
3-month Term SOFR + 1.900% Floor 1.090% 10/21/2034	4.760%		8,750,000	8,740,637
BlueMountain CLO XXX Ltd.(b),(c)
Series 2025-30A Class BR2
3-month Term SOFR + 1.600% Floor 1.600% 04/15/2035	5.272%		7,775,000	7,710,716
Castlelake Aircraft Structured Trust(b)
Series 2025-2A Class A
08/15/2050	5.465%		2,696,616	2,695,496
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-1A Class A2
05/20/2055	6.000%		2,590,000	2,629,260
Contego CLO IV DAC(b),(c)
Series 2025-4A Class B1RR
3-month EURIBOR + 2.050% Floor 2.050% 10/23/2039	4.047%	EUR	2,975,000	3,431,629
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COOPR Residential Mortgage Trust(b),(d)
Series 2025-CES3 Class A1B
09/25/2060	5.273%	2,802,231	2,781,356
DailyPay Securitization Trust(b)
Series 2025-1A Class A
06/25/2028	5.630%	2,840,000	2,847,099
DataBank Issuer II LLC(b)
Series 2025-1A Class A2
09/27/2055	5.180%	3,685,000	3,583,602
Dryden 43 Senior Loan Fund(b),(c)
Series 2016-43A-AR3 Class AR3
3-month Term SOFR + 1.070% Floor 1.070% 04/20/2034	4.738%	7,400,000	7,395,856
Dryden 98 CLO Ltd.(b),(c)
Series 2026-98A Class AR
3-month Term SOFR + 1.020% Floor 1.020% 04/20/2035	0.000%	7,500,000	7,496,130
Dryden Senior Loan Fund(b),(c)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	4.803%	1,871,884	1,873,232
Series 2016-45A Class BRR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2030	5.322%	7,800,000	7,801,170
Henderson Receivables LLC(b)
Series 2014-2A Class A
01/17/2073	3.610%	1,494,881	1,355,326
ICG US CLO Ltd.(b),(c)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	5.443%	7,350,000	7,337,623
Invesco CLO Ltd.(b),(c)
Series 2022-2R Class A1R
3-month Term SOFR + 1.150% Floor 1.150% 07/20/2035	4.818%	7,100,000	7,095,783
LCM 35 Ltd.(b),(c)
Series 2025-35A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2035	5.322%	7,300,000	7,279,370

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
LCM 39 Ltd.(b),(c)
Series 2026-39A Class A1R2
3-month Term SOFR + 1.040% 10/15/2034	4.703%		7,587,000	7,554,255
LCM Ltd.(b),(c)
Series 41A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2036	4.872%		7,200,000	7,189,330
Lightpath Fiber Issuer LLC(b)
Series 2026-1 Class A2
03/25/2056	5.597%		5,300,000	5,294,995
Madison Park Funding XXXVI Ltd.(b),(c)
Series 2025-36A Class B1RR
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2035	5.222%		5,000,000	4,970,885
Magnetite Ltd.(b),(c)
Series 2019-23A Class AR2
3-month Term SOFR + 0.990% Floor 0.990% 01/25/2035	3.671%		7,410,000	7,393,001
Neuberger Berman Loan Advisers CLO 51 Ltd.(b),(c)
Series 2026-51A Class AR2
3-month Term SOFR + 1.000% 10/23/2036	0.000%		6,000,000	5,998,290
Octagon Investment Partners 51 Ltd.(b),(c)
Series 2021-1A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 07/20/2034	5.168%		7,215,000	7,172,634
Park Avenue Institutional Advisers CLO Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	5.272%		6,900,000	6,902,587
Penta CLO DAC(b),(c)
Series 2025-21A Class B
3-month EURIBOR + 1.900% Floor 1.900% 02/16/2039	3.929%	EUR	6,800,000	7,831,563
Regatta 32 Funding Ltd.(b),(c)
Series 2025-4A Class A1
3-month Term SOFR + 1.340% Floor 1.340%, Cap 1.340% 07/25/2038	5.008%		7,000,000	7,006,951
Rockford Tower CLO Ltd.(b),(c)
Series 2025-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2035	5.368%		7,500,000	7,475,782
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 16 Ltd.(b),(c)
Series 2021-16A Class A2R
3-month Term SOFR + 1.500% 07/15/2036	5.172%	7,192,500	7,171,016
SLC Student Loan Trust(c)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	4.604%	145,152	131,573
SLM Student Loan Trust(c)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2027	4.479%	1,297,956	1,283,509
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	4.899%	1,990,000	2,068,542
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	5.799%	369,648	370,447
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	5.999%	5,860,000	6,209,437
SVC ABS LLC(b)
Series 2026-1 Class B
03/20/2056	5.795%	3,800,000	3,751,616
Switch ABS Issuer LLC(b)
Series 2025-1A Class A2
03/25/2055	5.036%	7,310,000	7,053,966
Voya CLO Ltd.(b),(c)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% Floor 1.480% 07/14/2031	5.409%	5,725,000	5,724,067
Wachovia Student Loan Trust(b),(c)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.319%	3,045,392	2,979,292
Total Asset-Backed Securities — Non-Agency (Cost $233,426,183)			234,224,328

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
Series 2001-M2 Class Z2
06/25/2031	6.300%	6,296	6,269
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Government National Mortgage Association(e),(f)
Series 2012-55 Class IO
04/16/2052	0.000%		254,357	3
Series 2021-36 Class IO
03/16/2063	1.279%		18,011,244	1,453,136
Government National Mortgage Association
Series 2021-2 Class AH
06/16/2063	1.500%		4,109,823	3,043,049
Series 2021-21 Class AH
06/16/2063	1.400%		2,845,315	2,153,425
Series 2021-31 Class B
01/16/2061	1.250%		3,093,245	2,249,159
Total Commercial Mortgage-Backed Securities - Agency (Cost $9,858,416)				8,905,041

Commercial Mortgage-Backed Securities - Non-Agency(a) 2.9%

1345T(b),(c)
Series 2025-AOA Class B
1-month Term SOFR + 2.000% 06/15/2042	5.673%		4,500,000	4,500,008
BX Commercial Mortgage Trust(b),(c)
Series 2026-CSMO Class B
1-month Term SOFR + 1.700% Floor 1.700% 02/15/2042	5.373%		3,350,000	3,349,997
BX Trust(b),(c)
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	5.673%		4,200,000	4,175,013
Series 2025-VOLT Class B
1-month Term SOFR + 2.100% Floor 2.100% 12/15/2044	5.773%		4,400,000	4,380,757
BX Trust(b),(c),(g)
Series 2026-RISE Class B
1-month Term SOFR + 1.450% 04/15/2059	5.120%		3,340,000	3,340,000
Caister Finance DAC(b),(c)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.570%	GBP	1,980,000	2,593,297
DBGS Mortgage Trust(b),(c)
Series 2021-W52 Class A
1-month Term SOFR + 1.509% Floor 1.395% 10/15/2036	5.320%		5,725,000	5,709,480
Great Wolf Trust(b),(c)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	5.813%		4,437,000	4,438,383
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(b)
Series 2019-30HY Class A
07/10/2039	3.228%		2,770,000	2,633,331
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2019-OSB Class A
06/05/2039	3.397%		2,720,000	2,539,199
MAD Commercial Mortgage Trust(b),(e)
Series 2025-11MD Class C
10/15/2042	5.818%		2,940,000	2,933,949
Manhattan West(b)
Series 2020-1MW Class A
09/10/2039	2.130%		3,470,000	3,341,591
MKT Mortgage Trust(b)
Series 2020-525M Class A
02/12/2040	2.694%		2,035,000	1,834,384
NYC Commercial Mortgage Trust(b)
Series 2025-1155 Class A
06/10/2042	5.833%		5,143,000	5,219,939
PFP Ltd.(b),(c)
Series 2025-12 Class AS
1-month Term SOFR + 1.742% Floor 1.742% 12/18/2042	5.421%		3,200,000	3,199,708
Series 2025-12 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/18/2042	5.722%		4,820,000	4,817,026
Series 2026-13 Class AS
1-month Term SOFR + 1.650% Floor 1.650% 08/18/2043	5.430%		5,500,000	5,503,034
StorageMart Commercial Mortgage Trust(b),(c)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	7.023%		5,607,000	5,466,825
STWD LLC(b),(c)
Series 2025-FL4 Class AS
1-month Term SOFR + 1.700% Floor 1.700% 11/19/2042	5.377%		4,345,000	4,344,995
TRTX Issuer Ltd.(b),(c)
Series 2025-FL7 Class AS
1-month Term SOFR + 1.700% Floor 1.700% 06/18/2043	5.380%		2,950,000	2,949,352
UK Logistics(b),(c)
Subordinated Series 2024-2A Class C
SONIA + 2.100% Floor 2.100%, Cap 7.100% 02/17/2035	5.830%	GBP	1,955,982	2,574,721

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WBHT Commercial Mortgage Trust(b),(c)
Series 2025-WBM Class A
1-month Term SOFR + 1.742% 06/15/2042	5.423%	3,410,000	3,407,873
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $83,955,316)			83,252,862

Common Stocks 0.1%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(h)	142,420	925,730
Total Health Care		925,730
Materials 0.1%
Containers & Packaging 0.1%
Ardagh Holdings SA(h)	139,044	1,025,450
Total Materials		1,025,450
Total Common Stocks (Cost $1,551,428)		1,951,180

Convertible Bonds(a) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.1%
Davide Campari-Milano NV(b)
01/17/2029	2.375%	EUR	1,200,000	1,351,240
Technology 0.0%
Worldline SA(b),(i)
07/30/2026	0.000%	EUR	1,028,904	1,203,528
Total Convertible Bonds (Cost $2,314,181)				2,554,768

Corporate Bonds & Notes(a) 16.4%

Aerospace & Defense 0.1%
General Electric Co.(c)
3-month Term SOFR + 0.642% 05/05/2026	4.305%		1,886,000	1,886,277
Airlines 0.3%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%		6,040,200	5,842,808
JetBlue Airways Corp./Loyalty LP(b)
09/20/2031	9.875%		180,000	170,111
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%		3,087,029	3,178,804
Total				9,191,723
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%		1,905,000	1,677,326
Automotive 0.1%
Robert Bosch GmbH(b)
06/02/2043	4.375%	EUR	900,000	997,017
Volkswagen Group of America Finance LLC(b)
03/25/2032	5.650%		280,000	284,335
Volkswagen International Finance NV(b),(d),(j)
	7.875%	EUR	1,200,000	1,534,443
Total				2,815,795
Banking 2.6%
American Express Co.(d)
07/20/2033	4.918%		2,305,000	2,310,689
Bank of America Corp.(d)
07/22/2027	1.734%		11,220,000	11,126,536
04/24/2028	3.705%		4,972,000	4,933,808
06/14/2029	2.087%		1,880,000	1,787,948
10/20/2032	2.572%		4,020,000	3,578,663
Bank of America Corp.(c)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	4.579%		1,000,000	1,001,939
Citibank NA
05/29/2030	4.914%		2,970,000	3,015,375
Citigroup, Inc.(d)
05/01/2032	2.561%		215,000	192,397
Goldman Sachs Group, Inc. (The)(d)
09/10/2027	1.542%		1,092,000	1,077,743
10/21/2027	1.948%		5,200,000	5,128,680
10/23/2035	5.016%		490,000	481,026
01/28/2036	5.536%		520,000	528,647
JPMorgan Chase & Co.(d)
04/22/2027	1.578%		4,495,000	4,487,657
02/24/2028	2.947%		2,290,000	2,260,866
10/15/2030	2.739%		2,320,000	2,185,224
01/25/2033	2.963%		4,255,000	3,858,048
01/24/2036	5.502%		545,000	557,727
Morgan Stanley(d)
05/04/2027	1.593%		4,445,000	4,432,718
04/28/2032	1.928%		2,805,000	2,431,175
10/20/2032	2.511%		845,000	746,234
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morgan Stanley Private Bank(d)
11/17/2028	4.204%		175,000	174,375
11/19/2031	4.465%		2,500,000	2,461,745
Morgan Stanley Private Bank NA(d)
07/18/2031	4.734%		3,395,000	3,383,375
PNC Financial Services Group, Inc. (The)(d)
10/28/2033	6.037%		340,000	359,466
Santander UK Group Holdings PLC(d)
06/14/2027	1.673%		325,000	322,971
Wells Fargo & Co.(d)
06/02/2028	2.393%		5,278,000	5,151,696
01/24/2031	5.244%		3,045,000	3,103,286
07/25/2033	4.897%		2,850,000	2,834,045
12/03/2035	5.211%		780,000	776,450
Total				74,690,509
Brokerage/Asset Managers/Exchanges 0.1%
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,675,000	3,054,552
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%		500,000	493,252
Charter Communications Operating LLC
06/01/2034	6.550%		1,271,000	1,318,720
Charter Communications Operating LLC/Capital
12/01/2035	5.850%		1,700,000	1,670,687
03/01/2042	3.500%		2,175,000	1,487,784
04/01/2048	5.750%		1,418,000	1,185,287
07/01/2049	5.125%		1,335,000	1,024,480
03/01/2050	4.800%		1,165,000	864,050
06/01/2052	3.900%		27,000	17,174
CSC Holdings LLC(b)
01/31/2029	11.750%		2,925,000	2,115,237
02/01/2029	6.500%		3,131,000	1,998,487
01/15/2030	5.750%		600,000	225,427
11/15/2031	4.500%		400,000	237,048
Time Warner Cable LLC
11/15/2040	5.875%		350,000	316,100
Virgin Media O2 Vendor Financing Notes VI DAC(b)
03/15/2033	8.500%		653,000	569,780
VZ Secured Financing BV(b)
01/15/2032	5.000%		3,250,000	2,794,505
Total				16,318,018
Chemicals 0.2%
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,100,000	728,582
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.(b)
10/15/2027	1.832%		460,000	441,265
11/01/2030	2.300%		3,915,000	3,483,686
11/15/2040	3.268%		370,000	276,491
Total				4,930,024
Construction Machinery 0.0%
Oregon Tool Lux LP(b)
10/15/2029	7.875%		413,573	66,631
Consumer Cyclical Services 0.1%
Booking Holdings, Inc.
03/01/2044	4.000%	EUR	355,000	367,833
03/21/2045	3.875%	EUR	675,000	688,992
Raven Acquisition Holdings LLC(b)
11/15/2031	6.875%		290,000	281,084
VT Topco, Inc.(b)
08/15/2030	8.500%		918,000	932,668
Total				2,270,577
Consumer Products 0.1%
Energizer Holdings, Inc.(b)
09/15/2033	6.000%		1,505,000	1,410,685
Newell Brands, Inc.(d)
04/01/2036	7.375%		320,000	294,615
Spectrum Brands, Inc.(b)
03/15/2031	3.875%		412,000	357,076
Total				2,062,376
Diversified Manufacturing 0.1%
Eaton Capital ULC
03/10/2034	3.550%	EUR	180,000	204,086
03/10/2038	4.000%	EUR	1,260,000	1,437,764
Eaton Corp.
03/06/2036	4.800%		985,000	972,497
Smiths Group PLC(b)
11/13/2033	3.625%	EUR	1,255,000	1,398,267
Total				4,012,614
Electric 2.4%
AEP Transmission Co. LLC
04/01/2050	3.650%		305,000	221,190
Alliant Energy Corp.(d)
04/01/2056	5.750%		2,350,000	2,283,269
American Electric Power Co, Inc.(d)
03/15/2056	5.800%		4,390,000	4,334,796
03/15/2056	6.050%		2,085,000	2,067,222
Amprion GmbH(b)
01/15/2046	4.580%	EUR	1,200,000	1,358,363

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Appalachian Power Co.
05/15/2033	5.950%		3,225,000	3,343,360
04/01/2034	5.650%		4,030,000	4,150,780
Ausgrid Finance Pty Ltd.(b)
12/10/2035	5.946%	AUD	1,300,000	876,211
CenterPoint Energy, Inc.(d)
04/01/2056	5.950%		2,200,000	2,172,804
Dominion Energy, Inc.(d)
02/15/2056	6.200%		3,150,000	3,124,210
Duke Energy Florida LLC
11/15/2033	5.875%		385,000	408,534
Duke Energy Indiana LLC
03/15/2036	4.950%		1,115,000	1,097,929
Duke Energy Progress LLC
04/01/2052	4.000%		500,000	377,455
Enel SpA(b),(d),(j)
	4.500%	EUR	1,495,000	1,635,834
Entergy Corp.(d)
06/15/2056	6.100%		3,525,000	3,473,552
Eurogrid GmbH(b)
09/05/2031	3.279%	EUR	200,000	226,700
Eversource Energy
07/01/2027	4.600%		3,135,000	3,138,501
02/01/2029	5.950%		2,760,000	2,860,645
FirstEnergy Transmission LLC(b)
04/01/2049	4.550%		1,000,000	829,436
Florida Power & Light Co.
03/01/2049	3.990%		1,500,000	1,161,358
Interstate Power and Light Co.
10/15/2033	5.700%		2,750,000	2,864,703
Northern States Power Co.
05/15/2035	5.050%		1,060,000	1,067,890
Oncor Electric Delivery Co. LLC
04/01/2035	5.350%		3,025,000	3,090,707
PECO Energy Co.
05/15/2052	4.600%		2,690,000	2,255,658
Pennsylvania Electric Co.(b)
03/15/2028	3.250%		6,950,000	6,793,727
Progress Energy, Inc.
10/30/2031	7.000%		2,894,000	3,182,706
Public Service Co.
01/15/2036	5.450%		3,670,000	3,696,661
Southern Co. (The)(d)
04/01/2058	6.000%		1,250,000	1,255,884
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WEC Energy Group, Inc.(d)
05/15/2056	5.625%		4,400,000	4,319,036
Total				67,669,121
Environmental 0.0%
Seche Environnement SACA(b),(d),(j)
Subordinated
	5.870%	EUR	600,000	674,908
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		6,350,000	6,114,785
Avolon Holdings Funding Ltd.(b)
02/15/2027	3.250%		2,035,000	2,012,100
11/18/2027	2.528%		1,492,000	1,442,304
Total				9,569,189
Food and Beverage 0.5%
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		1,471,000	1,615,308
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2052	6.500%		2,076,000	2,097,743
Maple Parent Holdings Corp.(b)
03/26/2035	4.728%	EUR	1,765,000	2,038,513
Pilgrim’s Pride Corp.
03/01/2032	3.500%		2,634,000	2,391,170
05/15/2034	6.875%		3,850,000	4,155,893
Smithfield Foods, Inc.(b)
09/13/2031	2.625%		1,500,000	1,318,758
Total				13,617,385
Gaming 0.4%
FDJ United(b)
11/21/2033	3.375%	EUR	1,300,000	1,444,282
Flutter Treasury DAC(b)
06/04/2031	6.125%	GBP	745,000	955,541
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		870,000	883,341
01/15/2031	4.000%		3,030,000	2,865,495
Great Canadian Gaming Corp./Raptor LLC(b)
11/15/2029	8.750%		96,000	93,615
Las Vegas Sands Corp.
06/15/2028	5.625%		2,865,000	2,901,828
Ontario Gaming GTA LP(b)
08/01/2030	8.000%		234,000	224,422
VICI Properties LP/Note Co., Inc.(b)
02/15/2029	3.875%		515,000	500,532
08/15/2030	4.125%		105,000	100,632
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Voyager Parent LLC(b)
07/01/2032	9.250%		312,000	324,863
Total				10,294,551
Health Care 1.2%
Cigna Group (The)
01/15/2036	5.250%		4,350,000	4,356,306
CVS Health Corp.
02/21/2033	5.250%		374,000	378,106
07/20/2035	4.875%		775,000	745,439
09/15/2035	5.450%		521,000	522,756
03/25/2038	4.780%		670,000	617,168
07/20/2045	5.125%		803,000	706,415
CVS Health Corp.(d)
03/10/2055	7.000%		1,630,000	1,677,531
Fresenius Medical Care US Finance III, Inc.(b)
12/01/2026	1.875%		3,755,000	3,680,863
HCA, Inc.
06/15/2026	5.250%		2,580,000	2,581,222
09/01/2030	3.500%		766,000	727,362
IQVIA, Inc.
02/01/2029	6.250%		5,800,000	6,030,537
ModivCare Buyer LLC(b),(k),(l)
10/01/2029	5.000%		2,905,350	3,777
Molnlycke Holding AB(b)
06/11/2034	4.250%	EUR	285,000	330,981
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%		7,240,000	7,006,956
Sartorius Finance BV(b)
09/14/2032	4.500%	EUR	300,000	354,972
09/14/2035	4.875%	EUR	1,100,000	1,314,606
Star Parent, Inc.(b)
10/01/2030	9.000%		617,000	640,954
Universal Health Services, Inc.
09/01/2026	1.650%		1,890,000	1,867,148
Total				33,543,099
Healthcare Insurance 0.6%
Anthem, Inc.
03/15/2031	2.550%		2,885,000	2,602,716
Elevance Health, Inc.
06/15/2034	5.375%		1,555,000	1,575,774
02/15/2035	5.200%		1,385,000	1,383,222
01/15/2036	5.000%		2,815,000	2,757,593
Humana, Inc.
04/01/2030	4.875%		1,333,000	1,328,683
05/01/2035	5.550%		3,055,000	3,019,540
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(b)
02/15/2031	6.500%	358,000	352,463
01/15/2033	6.250%	442,000	428,504
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,015,672
07/15/2054	5.625%	3,360,000	3,198,289
Total			17,662,456
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,837,788
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,357,431
Physicians Realty LP
11/01/2031	2.625%	1,475,000	1,308,261
Total			6,503,480
Media and Entertainment 0.5%
Getty Images, Inc.(b)
11/15/2030	10.500%	475,000	428,894
Meta Platforms, Inc.
11/15/2035	4.875%	820,000	804,263
11/15/2055	5.625%	8,960,000	8,392,794
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,199,693
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	532,000	354,917
03/15/2052	5.141%	341,000	206,637
Total			13,387,198
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2028	9.375%	313,000	321,228
06/01/2030	9.500%	544,000	576,490
Energy Transfer Partners LP
03/15/2045	5.150%	2,458,000	2,143,694
Ferrellgas LP/Finance Corp.(b)
04/01/2029	5.875%	767,000	735,549
01/15/2031	9.250%	895,000	932,308
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2034	2.160%	297,855	263,715
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
12/15/2035	6.500%	920,000	894,435
Sunoco LP(b),(d),(j)
	7.875%	1,720,000	1,752,806
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	274,000	280,557

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global Plaquemines LNG LLC(b)
05/01/2033	7.500%		335,000	368,466
06/15/2034	6.500%		171,000	177,927
01/15/2036	6.750%		719,000	760,778
Total				9,207,953
Natural Gas 0.5%
East Ohio Gas Co. (The)(b)
06/15/2030	2.000%		2,015,000	1,808,848
KeySpan Gas East Corp.(b)
03/06/2033	5.994%		6,000,000	6,263,872
National Gas Transmission PLC(b)
04/05/2030	4.250%	EUR	2,405,000	2,839,646
Nortegas Energia Grupo SL(b)
01/21/2033	4.125%	EUR	1,000,000	1,120,149
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		1,380,000	1,374,008
Redexis SA(b)
05/30/2031	4.375%	EUR	1,200,000	1,392,213
Total				14,798,736
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		2,477,000	2,338,128
04/01/2029	4.650%		3,000	2,573
01/15/2030	3.250%		589,000	477,728
Total				2,818,429
Oil Field Services 0.1%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
03/11/2046	4.737%	EUR	1,195,000	1,366,929
Other Financial Institutions 0.2%
Blackstone Property Partners Europe Holdings Sarl(b)
01/29/2031	3.500%	EUR	755,000	849,750
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH(b)
08/21/2030	4.875%	EUR	200,000	230,141
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,040,000	1,023,839
06/15/2030	9.000%		1,413,000	1,323,072
LSEG US Fin Corp.(b)
03/23/2036	5.250%		290,000	287,220
Vonovia SE(b)
09/01/2032	0.750%	EUR	2,100,000	1,986,285
Total				5,700,307
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,125,000	2,817,334
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Digital Dutch Finco BV(b)
01/15/2032	1.000%	EUR	800,000	773,928
03/15/2035	3.875%	EUR	300,000	330,120
Extra Space Storage LP
10/15/2031	2.400%		723,000	632,793
Lexington Realty Trust
10/01/2031	2.375%		1,895,000	1,645,032
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	545,000	652,125
Rexford Industrial Realty LP
09/01/2031	2.150%		415,000	360,210
WP Carey, Inc.
07/23/2032	4.250%	EUR	400,000	462,806
05/10/2035	3.750%	EUR	1,520,000	1,643,420
Total				9,317,768
Other Utility 0.4%
DWR Cymru Financing UK PLC(b)
09/08/2037	6.250%	GBP	645,000	842,150
Subordinated
03/31/2034	2.375%	GBP	1,620,000	1,597,141
Severn Trent Utilities Finance PLC(b)
08/04/2037	3.875%	EUR	870,000	966,626
Suez SACA(b)
05/24/2034	2.875%	EUR	2,100,000	2,214,449
United Utilities Water Finance PLC(b)
05/23/2034	3.750%	EUR	555,000	628,371
08/07/2035	3.750%	EUR	675,000	756,403
Yorkshire Water Finance PLC(b)
11/18/2034	6.375%	GBP	2,215,000	2,957,458
04/18/2041	2.750%	GBP	800,000	656,327
Total				10,618,925
Packaging 0.3%
Amcor Flexibles North America, Inc.
03/17/2030	5.100%		4,450,000	4,496,893
Ardagh Group SA(b)
12/01/2030	9.500%		105,000	109,759
Ardagh Group SA(b),(m)
12/01/2030	12.000%		445,000	373,503
Berry Global Escrow Corp.(b)
07/15/2026	4.875%		271,000	271,046
Berry Global, Inc.
01/15/2027	1.650%		2,883,000	2,822,739
Total				8,073,940
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 0.7%
1261229 BC Ltd.(b)
04/15/2032	10.000%		1,250,000	1,272,286
Amgen, Inc.
03/01/2053	4.875%		2,880,000	2,487,841
Bayer US Finance II LLC(b)
12/15/2028	4.375%		2,579,000	2,554,358
06/25/2038	4.625%		7,482,000	6,672,747
06/25/2048	4.875%		442,000	361,152
Grifols SA(b)
05/01/2030	7.500%	EUR	2,409,000	2,879,547
Johnson & Johnson
02/26/2045	3.600%	EUR	510,000	545,766
Novartis Capital Corp.
03/18/2033	4.600%		2,750,000	2,738,532
Total				19,512,229
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%		290,000	286,918
Alliant Holdings Intermediate LLC/Co-Issuer(b)
01/15/2031	7.000%		109,000	109,929
10/01/2031	6.500%		106,000	104,623
10/01/2032	7.375%		113,000	110,922
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%		1,000,000	628,105
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%		3,225,000	3,348,962
Farmers Exchange Capital II(b),(d)
Subordinated
11/01/2053	6.151%		3,810,000	3,706,446
Marsh & McLennan Cos., Inc.
03/15/2036	4.950%		3,925,000	3,887,030
Total				12,182,935
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	810,000	508,745
Restaurants 0.2%
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(b)
07/01/2032	9.500%		440,000	396,490
McDonald’s Corp.
12/09/2035	4.700%		3,900,000	3,819,619
Papa John’s International, Inc.(b)
09/15/2029	3.875%		605,000	576,824
Total				4,792,933
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Retail REIT 0.0%
Realty Income Corp.
07/06/2030	4.875%	EUR	900,000	1,082,689
Retailers 0.4%
Amazon.com, Inc.
03/13/2036	4.875%		2,050,000	2,030,900
03/16/2045	4.450%	EUR	1,530,000	1,749,277
11/20/2055	5.450%		1,200,000	1,146,660
03/13/2056	5.800%		3,535,000	3,526,359
03/16/2064	4.850%	EUR	1,775,000	2,038,279
Michaels Cos., Inc. (The)(b)
03/15/2033	8.500%		716,000	697,234
03/15/2034	11.000%		198,000	184,693
Total				11,373,402
Technology 1.3%
Alphabet, Inc.
11/06/2038	3.500%	EUR	110,000	120,470
02/15/2056	5.650%		4,610,000	4,591,655
Atlassian Corp.
05/15/2034	5.500%		1,455,000	1,424,217
Cloud Software Group, Inc.(b)
06/30/2032	8.250%		1,061,000	1,008,329
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	1,790,000	1,958,020
Fiserv, Inc.
08/21/2033	5.625%		1,375,000	1,388,010
03/15/2034	5.450%		1,750,000	1,738,590
08/11/2035	5.250%		3,680,000	3,577,653
Foundry JV Holdco LLC(b)
01/25/2031	5.500%		570,000	582,499
Intel Corp.
12/08/2047	3.734%		1,967,000	1,374,949
11/15/2049	3.250%		2,165,000	1,365,048
ION Platform Finance US, Inc./SARL(b)
05/01/2029	8.750%		464,000	431,379
Open Text Corp.(b)
12/01/2027	6.900%		650,000	667,289
Oracle Corp.
09/26/2032	4.800%		7,000,000	6,660,512
11/15/2037	3.800%		1,100,000	872,878
09/26/2045	5.875%		1,762,500	1,522,017
04/01/2050	3.600%		585,000	352,926
02/06/2053	5.550%		745,000	594,266
Paychex, Inc.
04/15/2032	5.350%		1,400,000	1,407,253

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Salesforce, Inc.
03/15/2029	4.650%		1,500,000	1,502,799
03/15/2036	5.550%		2,920,000	2,911,165
TeamSystem SpA(b)
07/01/2031	5.000%	EUR	265,000	282,697
UKG, Inc.(b)
02/01/2031	6.875%		530,000	519,586
Total				36,854,207
Tobacco 0.0%
Imperial Brands Finance PLC(b)
07/26/2026	3.500%		238,000	237,284
Japan Tobacco, Inc.(b)
06/15/2030	5.250%		660,000	675,769
Total				913,053
Transportation Services 0.1%
Gatwick Funding Ltd.(b)
10/16/2033	3.625%	EUR	270,000	303,566
Heathrow Funding Ltd.(b)
10/08/2030	1.125%	EUR	2,015,000	2,059,467
01/16/2036	3.875%	EUR	690,000	770,420
Sydney Airport Finance Co. Pty Ltd.(b)
04/19/2034	5.900%	AUD	870,000	592,537
Total				3,725,990
Whole Business 0.0%
AA Bond Co., Ltd.(b)
07/31/2032	5.500%	GBP	650,000	834,634
Wireless 0.6%
Altice France(b)
04/15/2032	6.500%		83,113	78,586
07/15/2032	6.875%		292,000	276,739
Altice France SA(b)
11/01/2029	9.500%		61,987	62,686
American Tower Corp.
04/15/2031	2.700%		8,468,000	7,688,177
11/15/2033	5.900%		800,000	837,434
Crown Castle International Corp.
07/15/2031	2.500%		1,194,000	1,052,392
Global Switch Finance BV(b)
10/07/2030	1.375%	EUR	1,210,000	1,290,991
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%		1,952,000	1,960,161
T-Mobile US, Inc.
04/15/2027	3.750%		2,625,000	2,609,122
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(b)
04/15/2032	7.750%		181,000	173,544
Total				16,029,832
Wirelines 0.0%
Altice Financing SA(b)
07/15/2027	9.625%		1,189,000	877,787
Total Corporate Bonds & Notes (Cost $473,593,979)				466,489,232

Foreign Government Obligations(a),(n) 7.3%

Australia 0.6%
New South Wales Treasury Corp.(b)
02/20/2037	4.750%	AUD	7,490,000	4,788,686
02/24/2038	5.250%	AUD	4,025,000	2,654,251
Queensland Treasury Corp.(b)
07/21/2037	5.000%	AUD	7,490,000	4,846,657
08/13/2038	5.250%	AUD	3,180,000	2,082,083
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	3,750,000	1,752,066
Total				16,123,743
Brazil 0.1%
Brazilian Government International Bond
03/15/2034	6.125%		925,000	923,185
03/15/2035	6.625%		1,682,000	1,718,880
Total				2,642,065
Chile 0.0%
Corporación Nacional del Cobre de Chile(b)
02/02/2033	5.125%		720,000	712,420
Colombia 0.1%
Colombia Government International Bond
11/14/2035	8.000%		922,000	965,043
11/07/2036	7.750%		819,000	837,744
Ecopetrol SA
01/13/2033	8.875%		280,000	294,680
Total				2,097,467
France 0.2%
Electricite de France SA(b),(d),(j)
	7.375%	GBP	300,000	399,198
	9.125%		810,000	937,383
Electricite de France SA(b)
08/28/2035	5.636%	AUD	890,000	586,443
06/17/2044	4.750%	EUR	2,400,000	2,743,626
12/09/2049	2.000%	EUR	600,000	411,391
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(a),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
RTE Reseau de Transport d’Electricite SADIR(b)
04/30/2044	3.750%	EUR	500,000	528,597
Total				5,606,638
Germany 0.0%
EnBW International Finance BV(b)
02/26/2036	5.792%	AUD	1,410,000	939,248
Guatemala 0.1%
Guatemala Government Bond(b)
10/07/2033	3.700%		315,000	274,229
08/15/2036	6.250%		1,672,000	1,701,254
Total				1,975,483
Hungary 0.0%
MVM Energetika Zrt(b)
03/13/2031	6.500%		469,000	483,378
Kazakhstan 0.1%
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		534,000	538,381
04/14/2033	3.500%		636,000	568,125
KazTransGas JSC(b)
09/26/2027	4.375%		400,000	396,924
Total				1,503,430
Kuwait 0.1%
Kuwait International Government Bond(b)
10/09/2035	4.652%		2,412,000	2,311,137
Mexico 0.1%
Mexico Government International Bond
05/19/2033	4.875%		906,000	857,896
02/12/2034	3.500%		200,000	169,597
02/09/2035	6.350%		720,000	735,822
09/22/2035	5.625%		1,703,000	1,646,103
Petroleos Mexicanos
09/21/2047	6.750%		296,000	235,757
Total				3,645,175
Oman 0.0%
Oman Government International Bond(b)
01/25/2031	6.250%		1,306,000	1,362,130
Qatar 0.1%
Qatar Government International Bond(b)
04/23/2048	5.103%		667,000	613,426
03/14/2049	4.817%		524,000	461,875
04/16/2050	4.400%		699,000	577,220
Total				1,652,521
Foreign Government Obligations(a),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.1%
Romanian Government International Bond(b)
03/24/2035	5.750%		200,000	188,842
05/16/2036	6.625%		3,422,000	3,393,992
Total				3,582,834
Saudi Arabia 0.2%
Saudi Government International Bond(b)
01/12/2036	4.875%		1,602,000	1,555,811
01/12/2056	5.875%		3,512,000	3,340,066
Total				4,895,877
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		865,000	846,729
06/22/2030	5.875%		570,000	573,241
Total				1,419,970
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(b)
04/30/2054	5.500%		3,257,000	3,112,634
United Kingdom 5.3%
United Kingdom Gilt(b)
03/07/2028	4.375%	GBP	114,849,000	152,050,808
Total Foreign Government Obligations (Cost $208,495,310)				206,116,958

Residential Mortgage-Backed Securities - Agency 36.6%

Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%		38,547,780	35,958,396
07/01/2035- 06/01/2053	5.000%		7,097,465	7,052,849
04/01/2036- 05/01/2039	6.000%		62,832	65,369
06/01/2038- 11/01/2053	5.500%		8,555,141	8,624,725
03/01/2039- 10/01/2053	4.500%		54,835,288	53,178,332
07/01/2043- 01/01/2050	3.000%		24,923,298	22,467,506
08/01/2044- 12/01/2052	4.000%		52,446,597	49,673,908
03/01/2052- 04/01/2052	2.000%		39,424,974	31,905,516
CMO Series 360 Class 250
11/15/2047	2.500%		1,034,170	935,820

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c),(f)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	2.913%	126,482	11,402
Federal Home Loan Mortgage Corp.(f)
CMO Series 4093 Class IA
03/15/2042	4.000%	2,133,743	333,118
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,439,923	2,725,125
Federal National Mortgage Association
05/01/2033- 11/01/2053	5.000%	27,714,271	27,432,550
08/01/2033- 12/01/2052	3.500%	14,756,784	13,759,198
10/01/2033- 08/01/2052	3.000%	23,780,506	21,151,148
11/01/2038- 11/01/2040	6.000%	993,512	1,040,878
10/01/2040- 10/01/2052	2.000%	107,462,170	87,867,226
08/01/2043- 02/01/2053	4.000%	37,402,199	35,554,932
02/01/2046- 10/01/2054	4.500%	48,346,245	46,881,040
12/01/2051- 04/01/2052	2.500%	74,996,630	63,913,435
08/01/2053- 09/01/2053	5.500%	24,169,658	24,351,332
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,123,783	1,087,247
CMO Series 2018-54 Class KA
01/25/2047	3.500%	295,243	293,479
CMO Series 2018-86 Class JA
05/25/2047	4.000%	208,891	207,914
CMO Series 2018-94D Class KD
12/25/2048	3.500%	464,749	422,134
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,025,657	929,275
Federal National Mortgage Association(c),(f)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.924%	302,674	31,369
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	2.424%	23,948	264
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	89,002	7,486
Freddie Mac REMICS(c)
CMO Series 5473K Class BF
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 11/25/2054	4.962%	1,196,988	1,204,799
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	1,952,754	1,979,982
10/15/2039- 08/20/2048	4.500%	3,769,410	3,722,154
07/15/2040- 10/20/2052	4.000%	20,996,717	19,923,920
04/20/2046- 07/20/2049	3.500%	12,538,411	11,763,487
11/20/2046- 10/20/2049	3.000%	7,935,074	7,154,423
02/20/2054	5.500%	7,271,044	7,357,892
Government National Mortgage Association(o)
CMO Series 2006-26 Class
06/20/2036	0.000%	11,367	9,438
Government National Mortgage Association TBA(g)
04/21/2056	2.500%	42,125,000	36,234,082
04/21/2056	4.000%	42,875,000	40,155,705
04/21/2056	4.500%	9,450,000	9,127,766
04/21/2056	5.000%	16,700,000	16,538,049
04/21/2056	5.500%	14,500,000	14,592,347
05/20/2056	3.500%	23,100,000	21,082,916
Uniform Mortgage-Backed Security TBA(g)
04/13/2056- 05/13/2056	4.000%	96,875,000	91,375,463
04/13/2056	4.500%	68,250,000	65,861,637
04/13/2056	5.000%	27,175,000	26,797,991
04/13/2056	5.500%	25,000	25,115
05/13/2056	2.000%	8,825,000	7,103,780
05/13/2056	2.500%	150,000	126,041
05/13/2056	3.000%	13,350,000	11,713,266
05/13/2056	3.500%	119,600,000	109,509,157
Total Residential Mortgage-Backed Securities - Agency (Cost $1,061,813,589)			1,041,222,383

Residential Mortgage-Backed Securities - Non-Agency 9.2%

Angel Oak Mortgage Trust(b),(e)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	3,514,105	2,971,150
CMO Series 2026-1 Class A1
02/25/2071	4.747%	3,444,564	3,408,254
Angel Oak Mortgage Trust(b),(d)
CMO Series 2022-1 Class A1
12/25/2066	3.881%	6,025,998	5,725,146
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2026-1 Class A2
02/25/2071	4.971%	1,294,172	1,281,109
BCAP LLC Trust(c)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	4.153%	3,616,315	3,387,217
BRAVO Residential Funding Trust(b),(e)
CMO Series 2026-NQM1 Class A1
12/25/2065	4.830%	6,956,535	6,895,725
Chase Home Lending Mortgage Trust(b),(e)
CMO Series 2025-2 Class A4A
12/25/2055	5.500%	8,605,906	8,609,153
CIM Group(b),(e)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,868,764	4,510,278
CIM Trust(b),(e)
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,274,609	3,034,064
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	5,680,847	5,281,119
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	6,152,904	5,438,898
CIM Trust(b),(d)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	7,983,912	7,910,784
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	753,523	666,060
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	7.162%	5,000,000	5,096,635
Countrywide Alternative Loan Trust(c)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	5.279%	1,647,886	1,537,761
Countrywide Alternative Loan Trust(e)
CMO Series 2006-HY12 Class A5
08/25/2036	4.135%	2,129,915	2,010,710
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(e)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.973%	23,006	22,925
Credit Suisse Mortgage Capital Trust(b),(e)
CMO Series 2021-RP11 Class PT
10/25/2061	3.716%	8,156,240	6,771,512
Cross Mortgage Trust(b),(e)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	6,113,445	6,133,262
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-H2 Class A1
03/25/2070	5.356%	3,080,019	3,083,564
CSMC Trust(b),(e)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,650,019	3,506,720
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	8,633,322	7,814,377
CSMCM Trust(b)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	343,120	267,263
CWABS Asset-Backed Certificates Trust(c)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.480% 02/25/2037	4.033%	963,082	947,503
FIGRE Trust(b),(e)
CMO Series 2025-HE7 Class A
11/25/2055	5.150%	6,457,163	6,407,676
CMO Series 2026-HE1 Class A
01/25/2056	4.982%	7,138,659	7,068,770
First Horizon Alternative Mortgage Securities Trust(e)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.388%	630,973	475,424
CMO Series 2005-AA7 Class 2A1
09/25/2035	4.813%	424,195	377,782
CMO Series 2005-AA8 Class 2A1
10/25/2035	4.682%	1,255,924	672,154
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	746,199	256,712
GMAC Mortgage Loan Trust(e)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.849%	1,094,036	426,304
GS Mortgage-Backed Securities Trust(b)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	2,355,321	2,319,963
GSR Mortgage Loan Trust(e)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.096%	88,056	80,149
HarborView Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.181%	7,289,330	5,896,574
IndyMac Index Mortgage Loan Trust(c)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 10/25/2036	4.333%	3,009,968	1,202,207

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Acquisition Trust(c)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.378%	865,473	860,092
JPMorgan Mortgage Trust Series(b),(e)
CMO Series 2025-CES1 Class A1
05/25/2055	5.666%	4,815,698	4,834,502
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.093%	3,361,653	2,384,626
Merrill Lynch First Franklin Mortgage Loan Trust(c)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	4.273%	1,568,266	1,147,005
Merrill Lynch Mortgage-Backed Securities Trust(c)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	5.910%	427,972	368,174
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	4.053%	196,563	196,285
Morgan Stanley Residential Mortgage Loan Trust(b),(e)
CMO Series 2025-NQ10 Class A1
11/25/2070	5.119%	7,509,979	7,485,904
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%	4,027,287	3,980,148
Morgan Stanley Residential Mortgage Loan Trust(b),(d)
CMO Series 2026-NQM2 Class A2
01/26/2071	4.988%	2,906,392	2,875,440
MortgageIT Trust(c)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 10/25/2035	4.353%	393,257	394,963
New Residential Mortgage Loan Trust(b),(d)
CMO Series 2022-NQM4 Class A1
06/25/2062	5.000%	12,834,355	12,791,143
New Residential Mortgage Loan Trust(b),(e)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	5,319,205	5,296,821
OBX Trust(b),(e)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	6,780,967	5,594,029
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Loan Trust(b),(e)
CMO Series 2025-CNF1 Class A8
10/25/2056	5.000%	7,378,779	7,329,729
PRET LLC(b),(d)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	3,865,833	3,867,941
PRKCM Trust(b),(e)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	8,331,891	7,379,192
PRPM LLC(b),(d)
CMO Series 2025-RPL3 Class A1
04/25/2055	3.250%	6,207,560	6,001,275
CMO Series 2025-RPL4 Class A1
05/25/2055	3.000%	6,750,295	6,403,132
RALI Trust(e)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.098%	747,454	370,316
RCKT Mortgage Trust(b),(d)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	6,761,672	6,787,550
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	5,786,049	5,808,975
CMO Series 2025-CES6 Class A1B
06/25/2055	5.673%	5,739,780	5,760,505
Saluda Grade Alternative Mortgage Trust(b),(c)
CMO Series 2025-LOC4 Class A1A
30-day Average SOFR + 1.750% 06/25/2055	5.424%	7,060,205	7,084,660
Sequoia Mortgage Trust(b),(e)
CMO Series 2026-4 Class A5
03/25/2056	5.000%	4,370,000	4,327,566
Starwood Mortgage Residential Trust(b),(e)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,073,542	3,540,696
Structured Asset Mortgage Investments II Trust(c)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.500% 05/25/2036	4.233%	3,691,775	3,091,880
Verus Securitization Trust(b),(d)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	12,365,659	11,394,098
Vista Point Securitization Trust(b),(d)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	5,886,569	5,905,492
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR10 Class A7
10/25/2033	5.674%	192,673	186,736
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR9 Class 1A6
09/25/2033	5.263%	179,097	176,964
CMO Series 2005-AR4 Class A5
04/25/2035	4.135%	219,699	207,162
CMO Series 2007-HY2 Class 1A1
12/25/2036	4.073%	1,451,121	1,339,336
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.313%	1,188,330	1,125,000
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	4.759%	2,308,754	1,957,580
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.739%	1,648,174	1,506,770
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $267,650,951)			261,256,591

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
HDI Aerospace Intermediate Holding III Corp.(c),(p)
Term Loan
3-month Term SOFR + 3.750% 02/11/2032	7.400%	336,600	336,812
TransDigm, Inc.(c),(p),(q)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.168%	651,234	651,163
TransDigm, Inc.(c),(p)
Tranche K Term Loan
1-month Term SOFR + 2.250% 03/22/2030	5.918%	139,454	139,416
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.168%	496,146	496,027
Total			1,623,418
Apartment REIT 0.1%
Invitation Homes Operating Partnership LP(c),(l),(p)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	4.528%	2,810,347	2,775,218
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
First Eagle Holdings, Inc.(c),(p),(q),(r)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 08/16/2032	3.500%	71,270	70,162
First Eagle Holdings, Inc.(c),(p)
Term Loan
3-month Term SOFR + 3.500% 08/16/2032	7.200%	416,394	409,924
Jane Street Group LLC(c),(p)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	5.673%	486,128	476,683
Total			956,769
Building Materials 0.0%
Michaels Cos, Inc. (The)(c),(p)
Tranche B Term Loan
3-month Term SOFR + 5.000% 03/15/2033	8.668%	797,045	771,779
Cable and Satellite 0.1%
Charter Communications Operating LLC(c),(p)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	5.911%	538,762	538,460
Gogo Intermediate Holdings LLC(c),(p)
Term Loan
1-month Term SOFR + 3.750% 04/30/2028	7.532%	253,857	220,698
Virgin Media Bristol LLC(c),(p),(q)
Tranche Y Term Loan
6-month Term SOFR + 3.175% 03/31/2031	7.052%	582,567	529,775
Total			1,288,933
Construction Machinery 0.0%
Oregon Tool Lux LP(c),(p)
Term Loan
3-month Term SOFR + 5.350% 10/15/2029	9.002%	28,463	28,819
Oregon Tool, Inc.(c),(p)
Tranche B2 2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	7.913%	217,500	152,794
Total			181,613

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
AmSpec Parent LLC(c),(p)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.200%	392,439	390,802
Arches Buyer, Inc.(c),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.018%	260,440	259,180
BCPE Empire Holdings, Inc.(c),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	6.918%	458,012	450,569
1-month Term SOFR + 3.500% 12/29/2032	7.173%	962,105	945,874
Cast & Crew LLC(c),(p)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.417%	144,043	55,060
Delivery Hero SE(c),(p)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	8.639%	770,187	754,783
3-month Term SOFR + 5.000% 06/30/2032	8.716%	272,556	263,189
Ingenovis Health, Inc.(c),(p)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.184%	165,871	45,338
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.023%	351,349	82,567
KUEHG Corp.(c),(p)
Term Loan
3-month Term SOFR + 2.750% 06/12/2030	6.450%	161,560	143,961
Secretariat Advisors LLC(c),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 4.000% 02/28/2032	4.000%	21,823	21,386
Term Loan
3-month Term SOFR + 4.000% 02/28/2032	7.700%	179,768	176,173
TripAdvisor, Inc.(c),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.418%	279,084	263,734
Total			3,852,616
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Lavender Dutch Borrow BV(c),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	382,817	376,596
Diversified Manufacturing 0.0%
Cleanova US Holdings LLC(c),(l),(p)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	8.425%	182,059	181,604
CPI Buyer LLC(c),(p)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	7.661%	269,746	266,825
Pelican Products, Inc.(c),(p)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.211%	348,111	307,375
WEC US Holdings, Inc.(c),(p)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.668%	276,499	275,893
Total			1,031,697
Electric 0.1%
Alpha Generation LLC(c),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 09/30/2031	5.418%	614,386	612,291
Cornerstone Generation LLC(c),(p)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.917%	152,741	152,633
South Field Energy LLC(c),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	179,315	179,428
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	11,213	11,220
Vistra Operations Co. LLC(c),(p)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	5.418%	401,728	402,105
Total			1,357,677
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Action Environmental Group, Inc. (The)(c),(p)
Term Loan
3-month Term SOFR + 3.000% 10/24/2030	6.700%	202,292	201,280
Finance Companies 0.1%
Avolon Borrower 1 US LLC(c),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	5.425%	1,571,110	1,572,713
Neon Maple Purchaser, Inc.(c),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/17/2031	6.168%	247,504	242,141
Ziggo Financing Partnership(c),(p)
Tranche N Term Loan
6-month Term SOFR + 3.250% 01/15/2033	7.027%	353,175	342,844
Total			2,157,698
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(c),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	7.782%	387,831	385,989
C&S Wholesale Grocers LLC(c),(p)
Term Loan
3-month Term SOFR + 5.000% 09/20/2030	8.700%	639,806	624,342
Celsius, Inc.(c),(p)
Term Loan
3-month Term SOFR + 2.500% 04/01/2032	6.200%	288,052	288,322
Naked Juice LLC(c),(p)
Term Loan
3-month Term SOFR + 3.250% 01/24/2029	7.050%	445,011	234,743
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.200%	1,750,258	1,737,131
3-month Term SOFR + 6.000% 01/24/2030	9.800%	77,335	15,983
Primo Brands Corp.(c),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/19/2031		160,590	160,765
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(c),(p)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	8.418%	384,956	386,015
Total			3,833,290
Gaming 0.1%
DraftKings, Inc.(c),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	5.419%	337,927	337,295
Flutter Entertainment PLC(c),(p)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.450%	419,695	414,448
Great Canadian Gaming Corp.(c),(p),(q)
1st Lien Term Loan
3-month Term SOFR + 4.750% 11/01/2029	8.437%	461,599	453,522
Voyager Parent LLC(c),(p)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.950%	552,086	547,713
Total			1,752,978
Health Care 0.1%
ADMI Corp./Aspen Dental(c),(p)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.157%	175,211	163,572
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.200%	90,852	91,023
Heartland Dental LLC(c),(p)
Term Loan
1-month Term SOFR + 3.750% 08/25/2032	7.418%	496,377	494,967
Hopper Merger Sub, Inc.(c),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		291,515	287,871
Iqvia, Inc.(c),(p)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.450%	530,495	531,556

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ModivCare Buyer LLC(c),(p)
Term Loan
3-month Term SOFR + 5.000% 12/29/2030		805,267	741,852
3-month Term SOFR + 4.250% 12/29/2030	7.951%	510,000	504,900
QuidelOrtho Corp.(c),(p)
Tranche A Term Loan
1-month Term SOFR + 2.250% 08/21/2030	5.918%	581,635	554,007
Soliant Lower Intermediate LLC(c),(p)
Term Loan
6-month Term SOFR + 3.750% 07/18/2031	7.376%	582,570	431,102
Star Parent, Inc.(c),(p)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.700%	121,018	119,527
Total			3,920,377
Healthcare REIT 0.1%
Healthpeak OP LLC(c),(l),(p)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	4.508%	980,641	965,932
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	4.508%	980,642	965,932
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	4.480%	1,979,146	1,939,563
Total			3,871,427
Home Construction 0.0%
Kelso Industries LLC(c),(p)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	9.418%	351,819	347,421
Leisure 0.1%
City Football Group Ltd.(c),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 07/18/2030	7.168%	504,061	502,171
EOC Borrower LLC(c),(p)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.418%	149,013	148,517
Showtime Acquisition LLC(c),(p)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	8.402%	378,972	373,287
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TKO Worldwide Holdings LLC(c),(p)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.664%	356,985	356,528
Total			1,380,503
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(c),(p)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.429%	1,703,854	1,705,984
Media and Entertainment 0.1%
ABG Intermediate Holdings 2 LLC(c),(p)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	5.918%	94,308	94,045
Magnite, Inc.(c),(p)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	6.668%	412,354	407,200
MH Sub I LLC/Micro Holding Corp.(c),(p)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.918%	126,718	108,616
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.918%	182,760	156,651
1-month Term SOFR + 4.250% 12/31/2031	7.918%	494,954	327,699
Oak-Eagle Acquireco, Inc.(c),(p),(q)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 03/24/2033		106,930	106,261
Plano Holdco, Inc.(c),(p)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.200%	103,950	83,160
Red Ventures LLC/New Imagitas, Inc.(c),(p)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	6.418%	341,184	299,986
Research Now Group LLC(c),(p)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	8.913%	81,286	79,305
StubHub Holdco Sub LLC(c),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.418%	224,489	220,422
Total			1,883,345
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Bach Finance Ltd.(c),(p)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	219,024	215,945
Potomac Energy Center LLC(c),(p)
Term Loan
3-month Term SOFR + 2.750% 08/05/2032	6.417%	169,512	169,512
Total			385,457
Paper 0.0%
Mativ Holdings, Inc.(c),(l),(p)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.268%	172,023	170,303
Pharmaceuticals 0.0%
Jazz Pharmaceuticals, Inc.(c),(p)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	5.918%	331,744	332,676
Restaurants 0.0%
1011778 BC ULC(c),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.418%	336,271	335,306
Dave & Buster’s, Inc.(c),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	385,299	320,349
KFC Holding Co./Yum! Brands(c),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.544%	389,933	390,584
Total			1,046,239
Technology 0.3%
Barracuda Parent LLC(c),(p)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.167%	196,789	124,469
Blackhawk Network Holdings, Inc.(c),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 03/12/2029	7.168%	497,494	490,404
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloudera, Inc.(c),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.518%	518,759	460,399
Darktrace Finco US LLC(c),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	329,003	314,241
DTI Holdco, Inc.(c),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	7.668%	212,352	182,623
EagleView Technology Corp.(c),(p)
1st Lien Term Loan
3-month Term SOFR + 6.500% 08/14/2028	10.200%	563,530	511,758
Genesys Cloud Services Holdings I LLC(c),(p)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.168%	251,108	239,914
McAfee Corp.(c),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.668%	298,223	265,418
Peraton Corp.(c),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	380,577	324,126
Planview Parent, Inc.(c),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2027	7.200%	877,291	647,554
Priority Holdings LLC(c),(p)
Term Loan
1-month Term SOFR + 3.750% 08/02/2032	7.418%	473,104	459,800
Project Alpha Intermediate Holding, Inc.(c),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/26/2030	6.950%	709,196	534,316
Quartz AcquireCo LLC(c),(p)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% 06/28/2030	5.950%	396,007	328,686
Renaissance Holding Corp.(c),(p)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	7.667%	806,853	569,590

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
SonarSource Financing LLC(c),(p)
Term Loan
3-month Term SOFR + 4.500% 12/19/2030	8.168%		345,758	315,504
Sophos Holdings SARL(c),(p)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.282%		985,185	935,621
Xerox Corp.(c),(p)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	7.673%		910,521	637,365
Total				7,341,788
Wirelines 0.0%
Zayo Group Holdings, Inc.(c),(p)
Term Loan
1-month Term SOFR + 3.000% 03/11/2030	6.782%		231,902	227,342
Total Senior Loans (Cost $46,572,658)				44,774,424

Treasury Bills(a) 0.2%
Issuer	Yield		Principal Amount ($)	Value ($)
Turkey 0.2%
Turkiye Government Bond
08/12/2026	36.600%	TRY	266,377,500	5,896,071
Total Treasury Bills (Cost $6,137,501)				5,896,071

U.S. Treasury Obligations 14.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/29/2028	3.375%	1,463,000	1,451,627
03/31/2028	3.875%	23,275,000	23,311,367
02/28/2031	3.500%	696,000	682,515
03/31/2031	3.875%	31,916,000	31,813,769
03/31/2033	4.000%	79,280,000	79,825,050
02/15/2036	4.125%	65,013,000	63,997,172
02/15/2046	4.625%	80,385,000	77,471,044
02/15/2056	4.875%	150,112,000	146,359,200
Total U.S. Treasury Obligations (Cost $430,706,945)			424,911,744

Money Market Funds 17.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(s),(t)	483,113,147	482,919,902
Total Money Market Funds (Cost $482,957,551)		482,919,902
Total Investments in Securities (Cost: $3,309,034,008)		3,264,475,484
Other Assets & Liabilities, Net		(421,068,099)
Net Assets		2,843,407,385
At March 31, 2026, securities and/or cash totaling $18,457,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,712,398 AUD	1,153,422 USD	Citi	04/01/2026	—	(28,047)
8,732,977 EUR	10,212,817 USD	Citi	04/01/2026	118,806	—
498,391 EUR	586,621 USD	Citi	04/01/2026	10,556	—
1,165,140 EUR	1,340,029 USD	Citi	04/01/2026	—	(6,698)
59,183,318 GBP	79,508,534 USD	Citi	04/01/2026	1,173,494	—
302,576 USD	432,610 AUD	Citi	04/01/2026	—	(4,097)
4,139,029 USD	3,517,204 EUR	Citi	04/01/2026	—	(73,669)
167,926,774 USD	126,118,494 GBP	Citi	04/01/2026	—	(996,336)
126,118,494 GBP	167,871,282 USD	Citi	06/26/2026	988,769	—
3,186,395 AUD	2,128,639 USD	Goldman Sachs	04/01/2026	—	(69,814)
27,400,244 AUD	18,391,921 USD	Goldman Sachs	04/01/2026	—	(512,878)
CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,194,889 EUR	1,389,525 USD	Goldman Sachs	04/01/2026	8,412	—
1,335,714 EUR	1,543,061 USD	Goldman Sachs	04/01/2026	—	(824)
15,224,017 GBP	20,316,845 USD	Goldman Sachs	04/01/2026	166,336	—
43,069,619 GBP	56,987,782 USD	Goldman Sachs	04/01/2026	—	(19,166)
21,384,261 USD	31,050,408 AUD	Goldman Sachs	04/01/2026	38,968	—
72,210,037 USD	62,677,218 EUR	Goldman Sachs	04/01/2026	235,426	—
31,050,408 AUD	21,354,918 USD	Goldman Sachs	06/26/2026	—	(40,728)
61,731,298 EUR	71,403,667 USD	Goldman Sachs	06/26/2026	—	(227,068)
49,516,895 EUR	58,111,146 USD	JPMorgan	04/01/2026	877,043	—
3,750,416 EUR	4,412,864 USD	JPMorgan	04/01/2026	77,946	—
7,515,811 GBP	10,166,170 USD	JPMorgan	04/01/2026	218,243	—
1,125,728 GBP	1,506,180 USD	JPMorgan	04/01/2026	16,166	—
570,719 USD	816,020 AUD	JPMorgan	04/01/2026	—	(7,706)
3,146,748 EUR	3,664,111 USD	JPMorgan	06/26/2026	12,740	—
662,974 EUR	766,983 USD	JPMorgan	06/26/2026	—	(2,307)
Total				3,942,905	(1,989,338)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	17	06/2026	USD	1,935,875	—	(62,720)
U.S. Treasury 2-Year Note	2,392	06/2026	USD	496,209,186	—	(2,998,272)
U.S. Treasury 5-Year Note	3,573	06/2026	USD	386,526,025	—	(3,619,362)
U.S. Treasury Ultra 10-Year Note	119	06/2026	USD	13,508,359	—	(278,122)
U.S. Treasury Ultra Bond	172	06/2026	USD	20,048,750	—	(548,589)
Total					—	(7,507,065)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(327)	06/2026	AUD	(35,235,486)	30,250	—
Australian 3-Year Bond	(36)	06/2026	AUD	(3,731,576)	5,849	—
Euro-Bobl	(197)	06/2026	EUR	(22,739,710)	355,847	—
Euro-Bund	(228)	06/2026	EUR	(28,588,920)	643,098	—
Euro-Buxl 30-Year	(9)	06/2026	EUR	(992,340)	22,276	—
Euro-Buxl 30-Year	(2)	06/2026	EUR	(220,520)	—	(4,463)
Euro-Schatz	(121)	06/2026	EUR	(12,795,750)	122,708	—
Long Gilt	(42)	06/2026	GBP	(3,687,180)	227,069	—
Total					1,407,097	(4,463)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $863,242,836, which represents 30.36% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)	Non-income producing investment.
(i)	Zero coupon bond.

CTIVP® – TCW Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – TCW Total Return Bond Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)	Perpetual security with no specified maturity date.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $3,777, which represents less than 0.01% of total net assets.

(l)	Valuation based on significant unobservable inputs.
(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(p)
The stated interest rate represents the weighted average interest rate at March 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	Represents a security purchased on a forward commitment basis.
(r)
At March 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 08/16/2032 3.500%	71,270

(s)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(t)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	305,870,075	1,401,641,875	(1,224,554,351)	(37,697)	482,919,902	(14,313)	4,685,408	483,113,147
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
TRY	Turkish Lira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – TCW Total Return Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7037_(05/26)